Summary of Due to Container Investors, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	$ 9,157	$ 10,516
Due to container investors, net	18,697	21,978
Managed Fleet
Related Party Transaction [Line Items]
Accounts receivable	10,628	13,226
Prepaid expenses and other current assets	99	189
Accounts payable and accrued expenses	(1,187)	(1,953)
Due from to related party	$ 9,540	$ 11,462